Segmented information	3 Months Ended
Nov. 30, 2023
Notes and other explanatory information [abstract]
Segmented information

18.	Segmented information

Operating segments

The Company’s Chief Operating Decision Maker, its Chief Executive Officer, reviews the operating results, assesses the performance and makes capital allocation decisions of the Company viewed as a single operating segment engaged in mineral exploration and development in Tanzania. All amounts disclosed in the interim condensed consolidated financial statements represent this single reporting segment. The Company’s corporate division only earns interest revenue that is considered incidental to the activities of the Company and does not meet the definition of an operating segment as defined in IFRS 8, Operating Segments.

Geographic segments

The Company is in the business of mineral exploration and production in Tanzania. Information regarding the Company’s geographic locations are as follows:

	Three months ended November 30,
Revenue	2023	2022
Tanzania	$9,404	$9,718
Total revenue	$9,404	$9,718

During the three months ended November 30, 2023, the Company generated 90% (2022 – 100%) of its revenue from one (2022 – one) customer totalling $8.5 million (2022 – $9.7 million).

Non-current assets	November 30, 2023	August 31, 2023
Canada	$52	$55
Tanzania	69,830	66,952
Total non-current assets	$69,882	$67,007